Fair Values of Financial Instruments - Estimated Fair Values of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Carrying Amount [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 665,309	$ 118,702
Restricted cash and cash equivalents	187,585	23,652
Investments	3,915	13,511
Debt	(891,547)	(88,562)
Forward contracts	(46,912)	(28,767)
Fair value [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	665,309	118,702
Restricted cash and cash equivalents	187,585	23,652
Investments	3,915	13,511
Debt	(737,980)	(90,005)
Forward contracts	$ (46,912)	$ (28,767)